Cash and cash equivalents	12 Months Ended
Dec. 31, 2019
Cash, cash equivalents and restricted cash
Cash and cash equivalents

17. Cash and cash equivalents

	At December 31,
	2019	2018
	$'m	$'m
Cash at bank and in hand	598	494
Short term bank deposits	11	26
Restricted cash	5	10
	614	530

 Within cash and cash equivalents, the Group had $5 million of restricted cash at December 31, 2019 (2018: $10 million).